Net fee and commission income (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Contract assets		£ 0
Contract liabilities		0
Impairment loss on receivables or contract assets arising from contracts with customers		0
Capitalised contract costs		125,000,000
Explanation of whether practical expedient is applied for disclosure of transaction price allocated to remaining performance obligations	The Barclays Bank Group applies the practical expedient of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less or because the Barclays Bank Group has a right to consideration that corresponds directly with the value of the service provided to the client or customer.
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers		30,000,000
Description of method used to determine amortisation of assets recognised from costs to obtain or fulfil contracts with customers	Capitalised contract costs are amortised based on the transfer of services to which the asset relates which typically ranges over the expected life of the relationship. In 2019, the amount of amortisation was £29m (2018: £30m) and there was no impairment loss recognised in connection with the capitalised contract costs (2018: nil)
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	£ 0	£ 0
Transactional [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees including interchange and merchant fee income generated from credit and bank card usage. Transaction and processing fees are recognised at the point in time the transaction occurs or service is performed. They include banking services such as Automated Teller Machine (ATM) fees, wire transfer fees, balance transfer fees, overdraft or late fees and foreign exchange fees, among others. Interchange and merchant fees are recognised upon settlement of the card transaction payment. Barclays incurs certain card related costs including those related to cardholder reward programmes and various payments made to co-brand partners. To the extent cardholder reward programmes costs are attributed to customers that settle their outstanding balance each period (transactors) they are expensed when incurred and presented in fee and commission expense while costs related to customers who continuously carry an outstanding balance (revolvers) are included in the effective interest rate of the receivable (refer to Note ##Net_Int_Inc). Payments to partners for new cardholder account originations for transactor accounts are deferred as costs to obtain a contract under IFRS 15 while those costs related to revolver accounts are included in the effective interest rate of the receivable (refer to Note ##Net_Int_Inc). Those costs deferred under IFRS 15 are capitalised and amortised over the estimated cardholder relationship. Payments to co-brand partners based on revenue sharing are presented as a reduction of fee and commission income while payments based on profitability are presented in fee and commission expense.
Advisory [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings. Wealth management advisory fees primarily consists of asset-based fees for advisory accounts of wealth management clients and are based on the market value of client assets. They are earned over the period the services are provided and are generally recognised quarterly when the market value of client assets is determined. Investment banking advisory fees are recognised at the point in time when the services related to the transaction have been completed under the terms of the engagement. Investment banking advisory costs are recognised as incurred in fee and commission expense if direct and incremental to the advisory services or otherwise recognised in operating expenses.
Brokerage and execution [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions. Brokerage and execution fees are recognised at the point in time the associated service has been completed which is generally the trade date of the transaction.
Underwriting and syndication [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing. Underwriting fees are generally recognised on trade date if there is no remaining contingency, such as the transaction being conditional on the closing of an acquisition or another transaction. Underwriting costs are deferred and recognised in fee and commission expense when the associated underwriting fees are recorded. Syndication fees are earned for arranging and administering a loan syndication; however, the associated fee may be subject to variability until the loan has been syndicated to other syndicate members or until other contingencies (such as a successful M&A closing) have been resolved and therefore the fee revenue is deferred until the uncertainty is resolved. Included in underwriting and syndication, are commitment fees to provide loan financing which are not presented as part of the carrying value of the loan in accordance with IFRS 9, for example as part of the effective interest rate. Loan commitment fees included as IFRS 15 revenues are fees for loan commitments that are not expected to fund, fees received as compensation for unfunded commitments and the applicable portion of fees received for a revolving loan facility, which for that period, are undrawn. Such commitment fees are recognised over time through to the contractual maturity of the commitment.